Document and Entity Information	Dec. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	Castle Biosciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38984
Entity Tax Identification Number	77-0701774
Entity Address, Address Line One	505 S. Friendswood Drive
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Friendswood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77546
City Area Code	866
Local Phone Number	788-9007
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001447362
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CSTL
Security Exchange Name	NASDAQ